Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 421,000,000	€ 47,000,000
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	2,095,000,000	3,001,000,000
Credit Derivative [member]
Disclosure of fair value measurement of assets [line items]
Notional value of the related credit derivatives	232,000,000	260,000,000
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(6,000,000)	(8,000,000)
Change in fair value of the credit derivatives for the current year	2,000,000	1,000,000
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 67,138,000,000	€ 56,020,000,000
NN Group N.V. [member]
Disclosure of fair value measurement of assets [line items]
Warrants held for number of shares	35	35
Amount of warrants hold for shares included in other non-trading derivatives	€ 2,000,000	€ 19,000,000
Voya Financial Inc. [member]
Disclosure of fair value measurement of assets [line items]
Warrants held for number of shares	7	26
Amount of warrants hold for shares included in other non-trading derivatives	€ 51,000,000	€ 175,000,000
Warrants sold	19